ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss	$ (499.0)	$ (388.0)	$ (349.2)